Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(14) Regulatory Capital Requirements

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy regulations and, additionally for banks, the prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can result in regulatory action.  The final rules implementing Basel Committee on Banking Supervision’s capital guidelines for U.S. banks (Basel III rules) became effective for the Company on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by January 1, 2019.    The capital rules include a capital conservation buffer that is designed to absorb losses during periods of economic stress and to require increased capital levels before capital distributions and certain other payments can be made. Failure to meet the full amount of the buffer will result in restrictions on the Company’s ability to make capital distributions, including dividend payments and stock repurchases, and to pay discretionary bonuses to executive officers. Implementation of the buffer began in January 2016 at the 0.625% level, and the buffer increases 0.625% each year thereafter until it reaches 2.5% on January 1, 2019.  Management believes, as of December 31, 2016, the Company and Bank meet all capital adequacy requirements to which they are subject.

Prompt corrective action regulations provide five classifications:  well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition.  If a bank is adequately capitalized, regulatory approval is required to accept brokered deposits.  If a bank is undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.  The federal banking agencies are required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution or its holding company. Such actions could have a direct material effect on an institution’s or its holding company’s financial statements. As of December 31, 2016 and December 31, 2015, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The following is a summary of actual capital amounts and ratios as of December 31, 2016 and 2015, for Trustco Bank:

(dollars in thousands)	As of December 31, 2016		Well	Adequately
	Amount	Ratio	Capitalized(1)	Capitalized(1)(2)

Tier 1 leverage ratio	$424,802	8.829%	5.000%	4.000%
Common equity Tier 1 capital	424,802	17.238	6.500	5.125
Tier 1 risk-based capital	424,802	17.238	8.000	6.625
Total risk-based capital	455,772	18.492	10.000	8.625

(dollars in thousands)	As of December 31, 2015		Well	Adequately
	Amount	Ratio	Capitalized(1)	Capitalized(1)

Tier 1 leverage ratio	$405,506	8.600%	5.000%	4.000%
Common equity Tier 1 capital	405,506	17.210	6.500	4.500
Tier 1 risk-based capital	405,506	17.210	8.000	6.000
Total risk-based capital	435,149	18.470	10.000	8.000

(1) Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
(2) The December 31, 2016 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a transition capital conservation buffer of 0.625 percent

The following is a summary of actual capital amounts and ratios as of December 31, 2016 and 2015 for TrustCo on a consolidated basis.

(dollars in thousands)	As of December 31, 2016		Minimum for
			Capital Adequacy plus
			Capital Conservation
	Amount	Ratio	Buffer

Tier 1 leverage ratio	$438,426	9.110%	4.000%
Common equity Tier 1 capital	438,426	17.782	5.125
Tier 1 risk-based capital	438,426	17.782	6.625
Total risk-based capital	469,411	19.038	8.625

(dollars in thousands)	As of December 31, 2015		Minimum for

	Amount	Ratio	Capital Adequacy

Tier 1 leverage ratio	$417,538	8.850%	4.000%
Common equity Tier 1 capital	417,538	17.710	4.500
Tier 1 risk-based capital	417,538	17.710	6.000
Total risk-based capital	447,193	18.970	8.000